Financial instruments and financial risk factors (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of financial assets
Other investments

				$ million
		2019		2018
	Current	Non-current	Current	Non-current
Equity investments[a]	—	571	1	482
Other	169	705	221	859
	169	1,276	222	1,341

[a]	The majority of equity investments are unlisted.
Other investments includes $598 million relating to contingent consideration amounts arising on disposals (2018 $893 million) which are financial assets classified as measured at fair value through profit or loss. The fair value is determined using an estimate of discounted future cash flows that are expected to be received and is considered a level 3 valuation under the fair value hierarchy. Future cash flows are estimated based on inputs including oil and natural gas prices, production volumes and operating costs related to the disposed operations. The discount rate used is based on a risk-free rate adjusted for asset-specific risks.
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2019	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	1,445	—	1,445
Loans		906	63	—	969
Trade and other receivables	20	24,271	—	—	24,271
Derivative financial instruments	30	—	9,984	483	10,467
Cash and cash equivalents	25	18,183	4,289	—	22,472
Financial liabilities
Trade and other payables	22	(55,891)	—	—	(55,891)
Derivative financial instruments	30	—	(8,122)	(676)	(8,798)
Accruals		(6,062)	—	—	(6,062)
Lease liabilities	28	(9,722)	—	—	(9,722)
Finance debt[a]	26	(67,724)	—	—	(67,724)
		(96,039)	7,659	(193)	(88,573)
29. Financial instruments and financial risk factors – continued

					$ million
At 31 December 2018	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	1,563	—	1,563
Loans		839	124	—	963
Trade and other receivables	20	24,080	—	—	24,080
Derivative financial instruments	30	—	8,564	427	8,991
Cash and cash equivalents	25	20,366	2,102	—	22,468
Financial liabilities
Trade and other payables	22	(56,790)	—	—	(56,790)
Derivative financial instruments	30	—	(7,685)	(1,248)	(8,933)
Accruals		(5,201)	—	—	(5,201)
Lease liabilities	28	(667)	—	—	(667)
Finance debt[a]	26	(65,132)	—	—	(65,132)
		(82,505)	4,668	(821)	(78,658)

[a] As a result of the adoption of IFRS 16 ‘Leases’, leases that were previously classified as finance leases under IAS 17 are now presented as ‘Lease liabilities’ on the group balance sheet and therefore do not form part of finance debt. Comparative information for finance debt and lease liabilities have been amended to be on a consistent basis with amounts presented for 2019. The previously disclosed amounts for finance debt for 2018 was $65,799 million.

Disclosure of financial liabilities
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2019	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	1,445	—	1,445
Loans		906	63	—	969
Trade and other receivables	20	24,271	—	—	24,271
Derivative financial instruments	30	—	9,984	483	10,467
Cash and cash equivalents	25	18,183	4,289	—	22,472
Financial liabilities
Trade and other payables	22	(55,891)	—	—	(55,891)
Derivative financial instruments	30	—	(8,122)	(676)	(8,798)
Accruals		(6,062)	—	—	(6,062)
Lease liabilities	28	(9,722)	—	—	(9,722)
Finance debt[a]	26	(67,724)	—	—	(67,724)
		(96,039)	7,659	(193)	(88,573)
29. Financial instruments and financial risk factors – continued

					$ million
At 31 December 2018	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	1,563	—	1,563
Loans		839	124	—	963
Trade and other receivables	20	24,080	—	—	24,080
Derivative financial instruments	30	—	8,564	427	8,991
Cash and cash equivalents	25	20,366	2,102	—	22,468
Financial liabilities
Trade and other payables	22	(56,790)	—	—	(56,790)
Derivative financial instruments	30	—	(7,685)	(1,248)	(8,933)
Accruals		(5,201)	—	—	(5,201)
Lease liabilities	28	(667)	—	—	(667)
Finance debt[a]	26	(65,132)	—	—	(65,132)
		(82,505)	4,668	(821)	(78,658)

[a] As a result of the adoption of IFRS 16 ‘Leases’, leases that were previously classified as finance leases under IAS 17 are now presented as ‘Lease liabilities’ on the group balance sheet and therefore do not form part of finance debt. Comparative information for finance debt and lease liabilities have been amended to be on a consistent basis with amounts presented for 2019. The previously disclosed amounts for finance debt for 2018 was $65,799 million.

Analysis of credit exposures using external credit grading system
Management information used to monitor credit risk, which reflects the impact of credit enhancements, indicates that the risk profile of financial assets which are subject to review for impairment under IFRS 9 is as set out below.

		%
As at 31 December	2019	2018
AAA to AA-	16%	22%
A+ to A-	51%	41%
BBB+ to BBB-	13%	16%
BB+ to BB-	7%	8%
B+ to B-	11%	11%
CCC+ and below	2%	2%

Disclosure of offsetting of financial assets
The following table shows the amounts recognized for financial assets and liabilities which are subject to offsetting arrangements on a gross basis, and the amounts offset in the balance sheet.
Amounts which cannot be offset under IFRS, but which could be settled net under the terms of master netting agreements if certain conditions arise, and collateral received or pledged, are also presented in the table to show the total net exposure of the group.

						$ million
	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the balance sheet	Related amounts not set off in the balance sheet		Net amount
At 31 December 2019				Master netting arrangements	Cash collateral (received) pledged
Derivative assets	13,191	(2,724)	10,467	(1,971)	(206)	8,290
Derivative liabilities	(11,445)	2,724	(8,721)	1,971	—	(6,750)
Trade and other receivables	10,661	(5,211)	5,450	(961)	(190)	4,299
Trade and other payables	(10,266)	5,211	(5,055)	961	—	(4,094)
At 31 December 2018
Derivative assets	11,502	(2,511)	8,991	(2,079)	(299)	6,613
Derivative liabilities	(11,337)	2,511	(8,826)	2,079	—	(6,747)
Trade and other receivables	11,296	(5,390)	5,906	(1,020)	(169)	4,717
Trade and other payables	(10,797)	5,390	(5,407)	1,020	—	(4,387)

Disclosure of offsetting of financial liabilities
The following table shows the amounts recognized for financial assets and liabilities which are subject to offsetting arrangements on a gross basis, and the amounts offset in the balance sheet.
Amounts which cannot be offset under IFRS, but which could be settled net under the terms of master netting agreements if certain conditions arise, and collateral received or pledged, are also presented in the table to show the total net exposure of the group.

						$ million
	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the balance sheet	Related amounts not set off in the balance sheet		Net amount
At 31 December 2019				Master netting arrangements	Cash collateral (received) pledged
Derivative assets	13,191	(2,724)	10,467	(1,971)	(206)	8,290
Derivative liabilities	(11,445)	2,724	(8,721)	1,971	—	(6,750)
Trade and other receivables	10,661	(5,211)	5,450	(961)	(190)	4,299
Trade and other payables	(10,266)	5,211	(5,055)	961	—	(4,094)
At 31 December 2018
Derivative assets	11,502	(2,511)	8,991	(2,079)	(299)	6,613
Derivative liabilities	(11,337)	2,511	(8,826)	2,079	—	(6,747)
Trade and other receivables	11,296	(5,390)	5,906	(1,020)	(169)	4,717
Trade and other payables	(10,797)	5,390	(5,407)	1,020	—	(4,387)

Disclosure of detailed information of maturities of trade and other payables, accrued expenses, finance debt, and Interest
The table below shows the timing of cash outflows relating to finance debt, trade and other payables and accruals.

								$ million
				2019				2018
	Trade and other payables[a]	Accruals	Finance debt	Interest on finance debt	Trade and other payables[a]	Accruals	Finance debt[b]	Interest on finance debt[b]
Within one year	43,699	5,066	10,065	2,037	43,230	4,626	9,257	2,350
1 to 2 years	1,937	261	6,726	1,641	2,232	146	6,743	1,904
2 to 3 years	1,465	146	7,949	1,409	1,662	95	6,758	1,653
3 to 4 years	1,409	181	7,022	1,172	1,484	64	8,005	1,379
4 to 5 years	1,332	108	7,554	942	1,406	89	7,009	1,101
5 to 10 years	5,863	231	23,540	1,970	6,058	113	25,187	2,250
Over 10 years	3,957	69	2,497	249	5,001	68	983	9
	59,662	6,062	65,353	9,420	61,073	5,201	63,942	10,646
[a] 2019 includes $16,129 million (2018 $18,360 million) in relation to the Gulf of Mexico oil spill, of which $14,501 million (2018 $16,058 million) matures in greater than one year.
[b] As a result of the adoption of IFRS 16 ‘Leases’, leases that were previously classified as finance leases under IAS 17 are now presented as ‘Lease liabilities’ on the group balance sheet and therefore do not form part of finance debt. Comparative information for finance debt and interest on finance debt has been amended to be on a consistent basis with amounts presented for 2019. $667 million and $683 million relating to finance lease liabilities have been excluded from the comparative information for finance debt and interest on finance debt respectively for 2018. The previously disclosed amounts for finance debt and interest on finance debt for 2018 was $64,608 million and $11,329 million respectively. The timing of cash outflows relating to lease liabilities reported on the balance sheet are now shown in Note 28.

Disclosure of maturity analysis for derivative financial liabilities
For further information on our derivative financial instruments, see Note 30.

		$ million
Cash outflows for derivative financial instruments at 31 December	2019	2018
Within one year	1,678	1,700
1 to 2 years	2,384	1,678
2 to 3 years	2,838	2,384
3 to 4 years	2,906	2,838
4 to 5 years	3,321	2,906
5 to 10 years	10,633	11,475
Over 10 years	2,224	724
	25,984	23,705
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2019
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(166)	(283)	(201)	(1)	(23)	(70)	(744)
Oil price derivatives	(1,405)	(56)	(14)	(2)	(1)	—	(1,478)
Natural gas price derivatives	(1,070)	(522)	(446)	(399)	(363)	(2,071)	(4,871)
Power price derivatives	(395)	(165)	(104)	(76)	(51)	(161)	(952)
	(3,036)	(1,026)	(765)	(478)	(438)	(2,302)	(8,045)

							$ million
							2018
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(299)	(71)	(256)	(171)	(3)	(98)	(898)
Oil price derivatives	(1,560)	(232)	(43)	(12)	(2)	—	(1,849)
Natural gas price derivatives	(1,030)	(557)	(391)	(338)	(285)	(1,287)	(3,888)
Power price derivatives	(401)	(213)	(95)	(54)	(47)	(133)	(943)
	(3,290)	(1,073)	(785)	(575)	(337)	(1,518)	(7,578)